Accounts Receivable (Details) In Thousands, unless otherwise specified	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Dec. 31, 2010 CNY
Accounts receivable	$ 159,715	1,014,672	1,169,711	423
Less: Allowance for doubtful accounts	6,900		46,901	139
Accounts receivable	$ 152,816	970,839	1,122,810	284